Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of annual activity of loans outstanding to related parties
	2015	2014

Balance beginning of year	$3,523,047	$3,852,658
Additions	1,138,338	1,876,445
Repayments	(1,467,915)	(2,206,056)

Balance, end of year	$3,193,470	$3,523,047